Related party disclosures (Tables)	6 Months Ended
Jun. 30, 2020
Related party disclosures
Schedule of compensation for key management personnel

Compensation for key management personnel of the Company was as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Short-term benefits(1)	$0.6	$0.8	$1.4	$1.6
Share-based payments(2)	6.4	2.0	8.0	3.4
	$7.0	$2.8	$9.4	$5.0
1.	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the period.
2.	Represents the expense of stock options and restricted share units, and mark-to-market charges on deferred share units during the period.